Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net earned premiums	$ 4,519	$ 21,669	$ 23,702
Net investment income	2,437	5,965	6,834
Net realized gains on investments, excluding other-than-temporary impairment losses	5,491	624	263
Total other-than-temporary impairment losses	(18)	(186)	0
Portion of net (loss) income recognized in other comprehensive income, before taxes	(31)	92	0
Net other-than-temporary impairment losses recognized in earnings	(49)	(94)	0
Amortization of deferred gains and gains (losses) on disposal of businesses	26,726	331	(228)
Fees and other income	17	101	147
Total revenues	39,141	28,596	30,718
Benefits, losses and expenses
Policyholder benefits	3,037	16,327	15,941
Underwriting, general and administrative expenses	831	6,689	7,755
Goodwill impairment	324	0	0
Total benefits, losses and expenses	4,192	23,016	23,696
Income before provision for income taxes	34,949	5,580	7,022
Provision for income taxes	13,442	1,402	1,852
Net income	$ 21,507	$ 4,178	$ 5,170